STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

Supplement dated May 7, 2010 to Statement of Additional Information dated July 31, 2009

The first table disclosing the advisory fee breakpoints for certain of the Equity, Fixed Income and Tax-Exempt Funds that appears on page 69 under ADDITIONAL TRUST INFORMATION—INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN is deleted and replaced with the following:

	CONTRACTUAL RATE					ADVISORY FEE PAID
	For Fiscal Year Ended 3/31/09(1)			For Fiscal Year Ended 3/31/08	For Fiscal Year Ended 3/31/07	For Fiscal Year Ended 3/31/09
	First $1 Billion	Next $1 Billion	Over $2 Billion
Growth Equity Fund	0.85%	0.80%	0.77%	0.85%	0.85%	0.85%
Income Equity Fund	0.85%	0.80%	0.77%	0.85%	0.85%	0.85%
International Growth Equity Fund	1.00%	0.94%	0.90%	1.00%	1.00%	1.00%
Large Cap Value Fund	0.85%	0.80%	0.77%	0.85%	0.85%	0.85%
Mid Cap Growth Fund	0.85%	0.80%	0.77%	0.85%	0.85%	0.85%
Select Equity Fund	0.85%	0.80%	0.77%	0.85%	0.85%	0.85%
Small Cap Core Fund (f/k/a Small Cap Growth Fund)(2)	1.00%	0.94%	0.90%	1.00%	1.00%	1.00%
Technology Fund	1.00%	0.94%	0.90%	1.00%	1.00%	1.00%

	CONTRACTUAL RATE					ADVISORY FEE PAID
	For Fiscal Year Ended 3/31/09(1)			For Fiscal Year Ended 3/31/08	For Fiscal Year Ended 3/31/07	For Fiscal Year Ended 3/31/09
	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Arizona Tax-Exempt Fund	0.55%	0.52%	0.50%	0.55%	0.55%	0.55%
California Intermediate Tax-Exempt Fund	0.55%	0.52%	0.50%	0.55%	0.55%	0.55%
California Tax-Exempt Fund	0.55%	0.52%	0.50%	0.55%	0.55%	0.55%
High Yield Municipal Fund	0.65%	0.61%	0.59%	0.65%	0.65%	0.65%
Intermediate Tax-Exempt Fund	0.55%	0.52%	0.50%	0.55%	0.55%	0.55%
Tax-Exempt Fund	0.55%	0.52%	0.50%	0.55%	0.55%	0.55%
Fixed Income Fund	0.70%	0.66%	0.63%	0.70%	0.70%	0.70%
Global Fixed Income Fund	0.85%	0.80%	0.77%	0.85%	0.85%	0.85%
High Yield Fixed Income Fund	0.70%	0.66%	0.63%	0.70%	0.70%	0.70%
Short-Intermediate U.S. Government Fund	0.70%	0.66%	0.63%	0.70%	0.70%	0.70%
U.S. Government Fund	0.70%	0.66%	0.63%	0.70%	0.70%	0.70%

(1)	Prior to July 31, 2008, the contractual advisory fee rates payable to the Investment Adviser were the same as those for the fiscal year ended March 31, 2008.
(2)	As of February 17, 2010, the contractual rate for the Fund is 0.85% at all asset levels.

Please retain this Supplement with your Statement of Additional Information for future reference.